Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Movements in Goodwill

Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2015	39,197
Reclassification of the Animal Health business(a)	(1,510)

Currency translation differences	1,870
Balance at December 31, 2015	39,557
Acquisitions during the period	5

Currency translation differences	725
Balance at December 31, 2016	40,287
Acquisitions during the period	2,347

Other movements during the period	12

Currency translation differences	(2,382)
Balance at December 31, 2017	40,264

(a)	Comprises the goodwill on the Animal Health business, presented within Assets held for sale or exchange as of December 31, 2016 and 2015.

Schedule of Movements in Other Intangible Assets

Movements in other intangible assets comprise:

(€ million)	Acquired R&D		Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2015	3,482		53,130	1,240	57,852
Acquisitions and other increases	1,179		912	154	2,245

Disposals and other decreases	(204)		(1,321)	(27)	(1,552)

Currency translation differences	189		3,610	35	3,834

Transfers(a)	(741)		653	11	(77)

Reclassification of the Animal Health business(b)	(51)		(4,982)	(182)	(5,215)
Gross value at December 31, 2015	3,854		52,002	1,231	57,087
Changes in scope of consolidation	-		465	-	465

Acquisitions and other increases	142		127	148	417

Disposals and other decreases	(305)	(d)	(687)	(73)	(1,065)

Currency translation differences	55		1,124	17	1,196

Transfers(a)	(97)		76	3	(18)
Gross value at December 31, 2016	3,649		53,107	1,326	58,082
Changes in scope of consolidation	-		4,546	1	4,547

Acquisitions and other increases	317		212	170	699

Disposals and other decreases	(39)		(450)	(62)	(551)

Currency translation differences	(200)		(3,814)	(51)	(4,065)

Transfers(a)	(48)		37	(16)	(27)
Gross value at December 31, 2017	3,679		53,638	1,368	58,685
Accumulated amortization & impairment at January 1, 2015	(2,041)		(40,352)	(916)	(43,309)
Amortization expense	-		(2,651)	(108)	(2,759)

Impairment losses, net of reversals(c)	(343)		(427)	(3)	(773)

Disposals and other decreases	204		1,257	27	1,488

Currency translation differences	(124)		(2,662)	(23)	(2,809)

Transfers(a)	-		39	(6)	33

Reclassification of the Animal Health business(b)	3		2,908	157	3,068
Accumulated amortization & impairment at December 31, 2015	(2,301)		(41,888)	(872)	(45,061)
Amortization expense	-		(1,712)	(104)	(1,816)

Impairment losses, net of reversals(c)	(60)		(137)	-	(197)

Disposals and other decreases	108		673	73	854

Currency translation differences	(41)		(931)	(12)	(984)

Transfers(a)	4		(2)	(1)	1
Accumulated amortization & impairment at December 31, 2016	(2,290)		(43,997)	(916)	(47,203)
Amortization expense	-		(1,886)	(112)	(1,998)

Impairment losses, net of reversals(c)	(95)		(215)	(3)	(313)

Disposals and other decreases	39		443	64	546

Currency translation differences	142		3,138	35	3,315

Transfers(a)	-		41	7	48
Accumulated amortization & impairment at December 31, 2017	(2,204)		(42,476)	(925)	(45,605)
Carrying amount at December 31, 2015	1,553		10,114	359	12,026

Carrying amount at December 31, 2016	1,359		9,110	410	10,879
Carrying amount at December 31, 2017	1,475		11,162	443	13,080

(a)	The “Transfers” line mainly relates to acquired R&D that came into commercial use during the period and is being amortized from the date of marketing approval.

(b)	Comprises the other intangible assets of the Animal Health business, now reclassified to Assets held for sale or exchange.
(c)	See Note D.5.

(d)	Includes the return of product rights to Hanmi Pharmaceutical Co. Ltd in 2016 (see Note D.21.1).

Detailed Information for Principal Marketed Products

The table below provides information about the principal marketed products, which were recognized in connection with business combinations and represented 85% of the carrying amount of that item as of December 31, 2017:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount December 31, 2017	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2016	Carrying amount at December 31, 2015
Genzyme	10,287	(6,453)	3,834	10	6	5,009	5,759

Boehringer Ingelheim Consumer Healthcare	3,683	(241)	3,442	16	16	-	-

Aventis	32,308	(31,724)	584	9	3	1,095	1,548

Chattem	1,217	(451)	766	23	16	930	956

Zentiva	961	(869)	92	9	4	128	187

Protein Sciences	765	(21)	744	13	13	-	-
Total: principal marketed products	49,221	(39,759)	9,462			7,162	8,450

(a)	Weighted averages. The amortization periods for these products vary between 1 and 25 years.

(b)	Weighted averages.

Amortization of Softwares Recognized in Income Statement

Amortization of other intangible assets is recognized in the income statement within the line item Amortization of intangible assets, except for amortization of software and other rights of an industrial or operational nature which is recognized in the relevant classification of expense by function. An analysis of amortization of software is shown in the table below:

(€ million)	2017(a)	2016(a)	2015(a)
Cost of sales	28	28	25

Research and development expenses	22	16	13

Selling and general expenses	53	56	52

Other operating expenses	9	5	4
Total	112	105	94

(a)	The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.